INVESTMENT IN LIFE INSURANCE POLICY, NET (Details Narrative)			12 Months Ended
	Jul. 04, 2025 USD ($)	Jul. 04, 2025 HKD ($)	May 31, 2026 USD ($)	May 31, 2025 USD ($)
Insurance [Abstract]
Investment in life insurance policy			$ 76,565
Cash premium paid to life insurance policy	$ 99,122	$ 774,200	$ 99,098
Death benefit	$ 100,089	$ 781,942